Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

Detailed information by segment for the years 2017, 2016 and 2015 is presented in the following tables.

Revenue	2017	2016	2015
HPMS	8,745	8,086	4,720
SP	118	1,220	1,241
Corporate and Other (1)	393	192	140

	9,256	9,498	6,101

Operating income (loss)	2017	2016	2015
HPMS	656	(302)	1,885
SP	31	268	264
Corporate and Other (1)	1,415	(116)	(134)

	2,102	(150)	2,015

(1)	Corporate and Other is not a reporting segment under ASC 280 “Segment Reporting”. Corporate and Other includes revenue related to manufacturing operations, unallocated expenses not related to any specific business segment and corporate restructuring charges. The gain on the sale of the divestment of SP business is included in the operating income of Corporate and Other.

Goodwill Assigned to Segments

Goodwill assigned to segments	Cost at January 1, 2017	Acquisitions	Transfer to asset held for sale	Translation differences and other changes	Cost at December 31, 2017
HPMS	8,728	—	—	22	8,750
SP	32	—	—	(32)	—
Corporate and Other (1)	269	—	—	1	270

	9,029	—	—	(9)	9,020

See note 3 for further information regarding the acquisition of Freescale.

	Accumulated impairment at January 1, 2017	Translation differences and other changes	Accumulated impairment at December 31, 2017
HPMS	(154)	—	(154)
SP	(32)	32	—
Corporate and Other (1)	—	—	—

	(186)	32	(154)

(1)	Corporate and Other is not a reporting segment under ASC 280 “Segment Reporting”.

Geographical Segment Report

Geographical Information

	Revenue (1)			Property, plant and equipment, net
	2017	2016	2015	2017	2016	2015
China	3,640	3,882	3,135	281	251	360
Netherlands	304	285	177	198	183	161
United States	922	906	415	770	922	1,115
Singapore	1,082	984	526	211	166	186
Germany	570	623	392	57	52	98
Japan	750	550	316	—	1	2
South Korea	356	369	268	—	—	1
Malaysia	103	231	41	369	378	473
Other countries	1,529	1,668	831	409	399	526

	9,256	9,498	6,101	2,295	2,352	2,922

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).